Cash and Investments - Schedule of Pledged Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Financial assets pledged as liabilities	$ 6,104.4	$ 5,706.0
Regulatory deposits
Investment [Line Items]
Financial assets pledged as liabilities	4,503.3	4,256.8
Security for reinsurance and other
Investment [Line Items]
Financial assets pledged as liabilities	$ 1,601.1	$ 1,449.2